Award Timing Disclosure	12 Months Ended
	May 31, 2025	Jan. 16, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not have any formal policies regarding the timing of awards of options in relation to the disclosure of material nonpublic information by the Company. However, it has implemented a practice of timing grants of equity awards within an open trading window in order to avoid conflicts. The Company’s historical practice has been to make annual grants of equity awards, including options, mid-August of each year, following the release of the Company’s financial results for its prior fiscal year. As a result, these grants typically are made at a time when possession of material nonpublic information is less likely and after year-end financial results have been released to the market.

As a result of Mr. Jones’ retirement as Chief Operating Officer in early 2025 and the subsequent expansion of Mr. Naemura’s role as Chief Financial Officer and to include the Chief Operating Officer role, Mr. Naemura was granted a prorated equity grant aligned to his new compensation package. This prorated award comprised of both RSUs and stock options in line with the equity mix of his fiscal year 2025 annual equity grant: and was granted on January 16, 2025, one business day after the Company filed its quarterly report on Form 10-Q for the second fiscal quarter of fiscal 2025 on January 15, 2025. The table below shows information about this option grant to Mr. Naemura, including the decrease in the closing market price of our stock between the trading day immediately prior to filing that quarterly report (January 14, 2025) and the trading day immediately after filing that quarterly report (January 16, 2025).

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/share)	Grant Date Fair Value of the Award	Percentage Change in the Closing Market Price between 1/14/2025 and 1/16/2025

David H. Naemura	1/16/2025	45,150	$11.60	$174,600	(6.6)%

Award Timing Method	The Company does not have any formal policies regarding the timing of awards of options in relation to the disclosure of material nonpublic information by the Company. However, it has implemented a practice of timing grants of equity awards within an open trading window in order to avoid conflicts. The Company’s historical practice has been to make annual grants of equity awards, including options, mid-August of each year, following the release of the Company’s financial results for its prior fiscal year. As a result, these grants typically are made at a time when possession of material nonpublic information is less likely and after year-end financial results have been released to the market.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company’s historical practice has been to make annual grants of equity awards, including options, mid-August of each year, following the release of the Company’s financial results for its prior fiscal year. As a result, these grants typically are made at a time when possession of material nonpublic information is less likely and after year-end financial results have been released to the market.
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/share)	Grant Date Fair Value of the Award	Percentage Change in the Closing Market Price between 1/14/2025 and 1/16/2025

David H. Naemura	1/16/2025	45,150	$11.60	$174,600	(6.6)%

David H. Naemura
Awards Close in Time to MNPI Disclosures
Name		David H. Naemura
Underlying Securities | shares		45,150
Exercise Price | $ / shares		$ 11.6
Fair Value as of Grant Date | $		$ 174,600
Underlying Security Market Price Change | Rate		(6.60%)